UNPAID CLAIM AND CLAIM EXPENSES - Rollforward of the Unpaid Claims and Claim Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	$ 78	$ 40
Less Reinsurance	23	15
Net balance	55	25
Incurred Claims (net) Related to:
Current Period	190	139
Prior Period	(6)	11
Total Incurred	184	150
Paid Claims (net) Related to:
Current Period	131	101
Prior Period	34	19
Total Paid	165	120
Net balance	74	55
Add Reinsurance	36	23
Gross balance	$ 110	$ 78